Balance Sheets Details - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended
	Nov. 30, 2020	May 02, 2020
Repayments of debt	$ 1.3
Accrued payroll taxes	$ 0.3
Maximum [Member]
Effective income tax rate reconciliation, tax settlement, percent	52.00%
Minimum [Member]
Effective income tax rate reconciliation, tax settlement, percent	48.00%
Paycheck Protection Program [Member]
Debt instrument, face amount		$ 1.3